Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination [Abstract]
Business Combination

7) Business Combination

Effective May 8, 2020, the Company acquired the entire equity of Cornerstone Advisory Services LLC in exchange for a promissory note. In accordance with the terms of the Equity Purchase Agreement dated May 8, 2020, the Company acquired 100% of the equity of Cornerstone Advisory Services LLC for a total consideration of $7,000. The total purchase price of $7,000 was allocated to net working capital of $4,700 and intangibles of $2,300, taking into consideration projected revenue from the acquired list of Subsidiary’s customers over a period of five years.

Acquisition of Devcool, Inc.

On December 10, 2021, Healthcare Triangle, Inc. (the “Company”) entered into a Share Purchase Agreement (the “Share Purchase Agreement”) with Devcool, Inc., a California corporation (“Devcool”), Go To Assistance Inc., a California corporation (“Seller”), and Mr. Sandeep Deokule, current Chief Executive Officer of Devcool (“SD”). Pursuant to the Share Purchase Agreement, the Company will acquire 5,000,000 shares of Devcool’s Class B Common Stock, par value $0.0001, which represents all of the issued and outstanding capital stock of Devcool (the “Acquisition”). The closing of the Acquisition occurred on December 10, 2021 (the “Closing Date”). The Company exercised control by virtue of taking over the operation from November 01, 2021 (effective date) and the financials have been consolidated from this date.

The aggregate purchase price for the acquisition of Devcool Inc was $7,773 consisting of;

1.	$4,500 payable to the Seller in cash on the Closing Date;

2.	$700 worth of equity of the Company’s common stock (the “Common Stock”) whereby the number of shares of common stock issuable to Mr. Deokule will be calculated by dividing $700 by the volume weighted average price of the Company’s common stock as reported by Bloomberg Financial Markets or if Bloomberg Financial Markets is not then reporting such prices, by a comparable reporting service of national reputation (“VWAP”) for the 20 trading days immediately prior to the closing date of the Transaction. Such shares of common stock were issued as follows:

a)	20,930 shares of unvested Common Stock were issued to the Seller, which shall vest upon Devcool meeting one of two gross revenue targets set forth in the Share Purchase Agreement; and

b)	8,372 shares of unvested Common Stock were issued as retention bonus to certain key personnel of Devcool to be retained by Devcool post-Closing (the “Retention Personnel”), subject to the Retention Personnel continuing to perform services to Devcool (or its affiliates) up to and through the second anniversary of the closing date, which shares shall vest equally monthly on the corresponding day of the closing date over a period of 24 successive months; and

3.	A sum of up to $2,500 as post-closing earnout payment (the “Earnout”), subject to Devcool’s achievement of the applicable yearly earnout targets set forth in the Share Purchase Agreement, which Earnout shall be payable as follows:

a)	up to $250 worth of Common Stock (calculated based on the average of the VWAPs for the 20 trading days immediately prior to December 31, 2022) issuable to SD or the Seller as SD’s nominee for achievement of the Year 1 Equity Earnout (as defined in Annexure B to the Share Purchase Agreement);

b)	up to $1,000 payable to the Seller or its nominees in cash upon achieving the Year 1 Cash Earnout; and

c)	up to $250 worth of Common Stock (calculated based on the average of the VWAPs for the 20 trading days immediately prior to December 31, 2023) issuable to SD or the Seller as SD’s nominee for achievement of the Year 2 Equity Earnout (as defined in Annexure B to the Share Purchase Agreement).

d)	up to $1,000 payable to the Seller or its nominees in cash upon achieving the Year 2 Cash Earnout; and

4.	The Company also issued the Seller a secured non-interest-bearing promissory note in the principal amount of $2,209 that matures on April 30, 2022 (the “Note”) that reflects an amount owed to the Seller by the Company equal to the difference between the amount of accrued and outstanding accounts receivable on the Closing Date less the amount of accrued and outstanding accounts payable on the Closing Date.

Based on the purchase price allocation, we recorded $1,289 of goodwill which is not tax deductible.

Presented below is the summary of the foregoing acquisitions

Allocation of purchase price

Schedule of allocation of purchase price

Asset Component	Amount
Intangible assets	$6,018
Goodwill	1,289
Working capital	—
Current assets
Cash	970
Accounts receivables	3,142
Other current assets
Other Current Assets	11,419
Current liabilities
Accounts payable	758
Short term borrowing	2,209
Other current liabilities	679
Current liabilities	3,646
Net working capital acquired	7,773
Total purchase price	$7,773

8) Business Combination

Acquisition of Devcool Inc

On December 10, 2021, Healthcare Triangle, Inc. (the “Company”) entered into a Share Purchase Agreement (the “Share Purchase Agreement”) with Devcool, Inc., a California corporation (“Devcool”), Go To Assistance Inc., a California corporation (“Seller”), and Mr. Sandeep Deokule, current Chief Executive Officer of Devcool (“SD”). Pursuant to the Share Purchase Agreement, the Company will acquire 5,000,000 shares of Devcool’s Class B Common Stock, par value $0.0001, which represents all of the issued and outstanding capital stock of Devcool (the “Acquisition”). The closing of the Acquisition occurred on December 10, 2021 (the “Closing Date”). The Company exercised control by virtue of taking over the operation from November 01, 2021 (effective date) and the financials have been consolidated from this date.

The aggregate purchase price for the acquisition of Devcool Inc was $7,773 consisting of;

1.	$4,500 payable to the Seller in cash on the Closing Date;

2.	$700 worth of equity of the Company’s common stock (the “Common Stock”) whereby the number of shares of common stock issuable to Mr. Deokule will be calculated by dividing $700 by the volume weighted average price of the Company’s common stock as reported by Bloomberg Financial Markets or if Bloomberg Financial Markets is not then reporting such prices, by a comparable reporting service of national reputation (“VWAP”) for the 20 trading days immediately prior to the closing date of the Transaction. Such shares of common stock were issued as follows:

a)	209,295 shares of unvested Common Stock were issued to the Seller, which shall vest upon Devcool meeting one of two gross revenue targets set forth in the Share Purchase Agreement; and

b)	83,718 shares of unvested Common Stock were issued as retention bonus to certain key personnel of Devcool to be retained by Devcool post-Closing (the “Retention Personnel”), subject to the Retention Personnel continuing to perform services to Devcool (or its affiliates) up to and through the second anniversary of the closing date, which shares shall vest equally monthly on the corresponding day of the closing date over a period of 24 successive months; and

3.	A sum of up to $2,500 as post-closing earnout payment (the “Earnout”), subject to Devcool’s achievement of the applicable yearly earnout targets set forth in the Share Purchase Agreement, which Earnout shall be payable as follows:

a)	up to $250 worth of Common Stock (calculated based on the average of the VWAPs for the 20 trading days immediately prior to December 31, 2022) issuable to SD or the Seller as SD’s nominee for achievement of the Year 1 Equity Earnout (as defined in Annexure B to the Share Purchase Agreement);

b)	up to $1,000 payable to the Seller or its nominees in cash upon achieving the Year 1 Cash Earnout; and

c)	up to $250 worth of Common Stock (calculated based on the average of the VWAPs for the 20 trading days immediately prior to December 31, 2023) issuable to SD or the Seller as SD’s nominee for achievement of the Year 2 Equity Earnout (as defined in Annexure B to the Share Purchase Agreement).

d)	up to $1,000 payable to the Seller or its nominees in cash upon achieving the Year 2 Cash Earnout; and

4.	The Company also issued the Seller a secured non-interest-bearing promissory note in the principal amount of $2,209 that matures on March 31, 2022 (the “Note”) that reflects an amount owed to the Seller by the Company equal to the difference between the amount of accrued and outstanding accounts receivable on the Closing Date less the amount of accrued and outstanding accounts payable on the Closing Date.

Based on the preliminary purchase price allocation, we recorded $1,289 of goodwill which is not tax deductible.

Presented below is the summary of the foregoing acquisitions

Allocation of purchase price

Asset Component	December 31, 2022
(In thousands)
Intangible Assets	$6,018
Goodwill	1,289
Working Capital	—
Current Assets
Cash	970
Accounts Receivables	3,142
Other Current Assets
11,419
Current Liabilities
Accounts Payable	758
Short term borrowing	2,209
Other Current liabilities	679
3,646
Net Working Capital Acquired	7,773
Total Purchase price	$7,773